245 Summer Street	Fidelity® Investments
Boston, MA 02210

April 21, 2025

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

Re:	Fidelity Advisor Series VIII (the trust):
Fidelity Advisor International Capital Appreciation Fund (the fund)
File No. 333-285410

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced fund do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/ Nicole Macarchuk
Nicole Macarchuk
Secretary of the Trust